Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2023	2022	2023	2022
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	9,683	10,539	8,991,737	9,786,024
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2022	11,468	11,467,982
Share cancellation	(929)	(929,188)
Share consolidation	—	(752,770)
At 31 December 2022	10,539	9,786,024
Share cancellation	(856)	(794,287)
At 31 December 2023	9,683	8,991,737

Schedule of other equity instruments

	2023	2022	2021
	£m	£m	£m
Additional Tier 1 notes
US$1.15 billion 8.000% notes callable August 2025 (1)	735	735	735
US$1.50 billion 6.000% notes callable December 2025 - June 2026 (2)	1,220	1,220	1,220
GBP£1.00 billion 5.125% notes callable May - November 2027 (3)	998	998	998
GBP£0.40 billion – March 2028 callable (4)	399	399	399
US$0.75 billion – June 2031 callable (5)	538	538	538
	3,890	3,890	3,890

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.314 per share.
(2)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.191 (translated at applicable exchange rate) per share.
(3)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(4)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.